Pension and Other Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Contribution Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Of Plan Assets [Line Items]
Service costs	₱ 1,016	₱ 1,093	₱ 1,614
Interest costs - net	(73)	190	317
Net periodic benefit costs	1,215	1,544	1,931
Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Service costs	262	262	313
Funded status – net	(818)	(708)	(873)
Prepaid benefit costs (Note 18)	818	708	873
Interest costs - net	(51)	(57)	(31)
Net periodic benefit costs	211	205	282
Present value of defined benefit obligation [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Present value of defined benefit obligations at beginning of the year	15,883	22,298	28,197
Service costs	1,016	1,093	1,614
Actuarial (losses) - experience	(2,303)	3,972	5,502
Actual benefits paid/settlements	(2,848)	(102)	(3,471)
Present value of defined benefit obligations at end of the year	17,964	15,883	22,298
Interest costs - net	1,065	1,173	922
Present value of defined benefit obligation [Member] | Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Present value of defined benefit obligations at beginning of the year	2,777	3,264	2,775
Service costs	262	262	313
Interest costs on benefit obligation	210	156	101
Actuarial gains (losses) - economic assumptions	(8)	20	40
Actuarial (losses) - experience	98	216	(12)
Actual benefits paid/settlements	(344)	(396)
Curtailment and others	(15)	(273)	103
Present value of defined benefit obligations at end of the year	2,800	2,777	3,264
Plan assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual benefits paid/settlements	(2,510)	(5,313)	(3,471)
Fair value of plan assets at beginning of the year	16,291	14,683	15,000
Actual contributions	4,507	6,359	3,614
Interest income on plan assets	1,138	983	605
Return on plan assets (excluding amount included in net interest)	(4,904)	(421)	(1,065)
Fair value of plan assets at end of the year	14,522	16,291	14,683
Plan assets [Member] | Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual benefits paid/settlements	(372)	(842)
Fair value of plan assets at beginning of the year	3,485	4,137	3,651
Actual contributions	248	299	306
Interest income on plan assets	261	213	132
Return on plan assets (excluding amount included in net interest)	(4)	(322)	(18)
Others			66
Fair value of plan assets at end of the year	₱ 3,618	₱ 3,485	₱ 4,137